Registration Nos. 033-07647
811-04782

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 2014

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]
Post-Effective Amendment No. 170	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 171	[X]
(Check appropriate box or boxes)

HSBC FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant's Telephone Number, including area code: (800) 782-8183

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 11108
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on July 31, 2014 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 170 to the Registration Statement of HSBC Funds (the “Registrant”) on Form N-1A is being filed, pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of delaying, until July 31, 2014, the effectiveness of Post-Effective Amendment No. 165 to the Registrant’s Registration Statement on Form N-1A filed on March 25, 2014 pursuant to paragraph (a) of Rule 485 under the 1933 Act to register the shares of the HSBC Asia ex-Japan Smaller Companies Equity Fund (Accession Number: 0001206774-14-000999) (referred to herein as “PEA No. 165”).

This Post-Effective Amendment incorporates by reference the information contained in Parts A and B of PEA No. 165 to the Registrant’s Registration Statement. The Part C is filed herewith.

PART C

Other Information

ITEM 28. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, dated July 1, 1987, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series, dated April 29, 1996, for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

(a)(3) Establishment and designation of series, dated August 3, 1998, for HSBC Investor Prime Money Market Fund. (3)

(a)(4) Establishment and designation of series, dated May 8, 2000, for HSBC Investor Mid-Cap Fund. (3)

(a)(5) Establishment and designation of series, dated October 2000, for HSBC Investor Intermediate Fixed Income Duration Fund, and HSBC Investor California Tax-Free Money Market Fund. (4)

(a)(6) Establishment and designation of series, dated October 2000, for HSBC Investor U.S. Treasury Money Market Fund. (4)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor U.S. Treasury Obligations Money Market Fund. (6)

(a)(8) Establishment and designation of series, dated December 15, 2003, for HSBC Investor Tax-Free Money Market Fund. (7)

(a)(9) Establishment and designation of series for Aggressive Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund and Conservative Strategy Fund. (8)

(a)(10) Establishment and designation of series, dated June 14, 2005, for HSBC Investor High Yield Fixed Income Fund. (10)

(a)(11) Amendment to Amended and Restated Declaration of Trust, dated September 26, 2005, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (13)

(a)(12) Amendment to the Amended and Restated Declaration of Trust, dated December 12, 2005, establishing HSBC Investor Short Duration Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (11)

(a)(13) Establishment and designation of series for HSBC Emerging Markets Debt Fund. (14)

(a)(14) Establishment and designation of series, dated March 29, 2007, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (16)

(a)(15) Establishment and designation of series, dated April 1, 2008, for HSBC Investor Climate Change Fund. (20)

(a)(16) Amendment to the Amended and Restated Declaration of Trust, dated June 17, 2008, redesignating the HSBC Investor Money Market Fund as the HSBC Investor Prime Money Market Fund. (21)

(a)(17) Amendment to the Amended and Restated Declaration of Trust, dated May 10, 2010, redesignating the HSBC Investor LifeLine Funds as the HSBC Investor World Selection Funds, and the HSBC Investor Cash Management Fund as the HSBC Investor U.S. Treasury Obligations Money Market Fund. (26)

(a)(18) Establishment and designation of series, dated May 10, 2010, for HSBC Emerging Markets Local Debt Fund. (26)

(a)(19) Amendment to the Amended and Restated Declaration of Trust, dated September 13, 2010, removing the HSBC Investor Mid-Cap Fund. (26)

(a)(20) Amendment to the Amended and Restated Declaration of Trust, dated June 14, 2011, removing the HSBC Investor Climate Change Fund, redesignating the HSBC Investor Global Emerging Markets Local Debt Fund as the HSBC Emerging Markets Local Debt Fund, and the HSBC Investor Global Emerging Markets Fixed Income Fund as the HSBC Emerging Markets Debt Fund, and establishing and designating the series for the Risk Managed Fund, the HSBC Emerging Markets Equity Fund, and the HSBC Frontier Markets Fund. (29)

(a)(21) Amendment to the Amended and Restated Declaration of Trust, dated December 16, 2011, redesignating the HSBC Investor New York Tax-Free Money Market Fund as the HSBC New York Tax-Free Money Market Fund, the HSBC Investor Prime Money Market Fund as the HSBC Prime Money Market Fund, the HSBC Investor Tax-Free Money Market Fund as the HSBC Tax-Free Money Market Fund, the HSBC Investor U.S. Government Money Market Fund as the HSBC U.S. Government Money Market Fund, the HSBC Investor U.S. Treasury Money Market Fund as the HSBC U.S. Treasury Money Market Fund, the HSBC Investor Growth Fund as the HSBC Growth Fund, the HSBC Investor Opportunity Fund as the HSBC Opportunity Fund, the HSBC Investor BRIC Equity Fund as the HSBC BRIC Equity Fund, the HSBC Investor China Equity Fund as the HSBC China Equity Fund, the HSBC Investor India Equity Fund as the HSBC India Equity Fund, the HSBC Investor U.S. Treasury Obligations Money Market Fund as the HSBC U.S. Treasury Obligations Money Market Fund, and the HSBC Investor Short Duration Fixed Income Fund as the HSBC Short Duration Fixed Income Fund; and establishing and designating the series for the HSBC RMB Currency Fund, HSBC Total Return Fund, Income Strategy Fund, and HSBC RMB Fixed Income Fund. (35)

(a)(22) Amendment to the Amended and Restated Declaration of Trust, dated April 3, 2012, removing the HSBC Investor Value Fund, the HSBC Investor International Equity Fund, and the HSBC Investor Overseas Equity Fund. (34)

(a)(23) Amendment to the Amended and Restated Declaration of Trust dated March 11, 2014 establishing and designating the series for the HSBC Asia ex-Japan Smaller Companies Equity Fund. (39)

(b) Amended and Restated By-Laws. (37)

(c) Specimen certificate of shares of beneficial interest of HSBC Funds. (1)

(d)(1)(i) Amended and Restated Master Investment Advisory Contract dated December 2001, between HSBC Portfolios and HSBC Global Asset Management (USA) Inc. (12)

(d)(1)(ii) Investment Advisory Contract Supplement regarding HSBC Short Duration Portfolio. (11)

(d)(1)(iii) Investment Advisory Contract Supplement regarding HSBC Opportunity Portfolio. (12)

(d)(1)(iv) Investment Advisory Contract Supplement dated December 13, 2004, regarding HSBC Growth Portfolio. (23)

(d)(2)(i) Amended and Restated Master Investment Advisory Contract, dated March 1, 2001, between HSBC Funds and HSBC Global Asset Management (USA) Inc. (5)

(d)(2)(ii) Investment Advisory Contract Supplements dated December 13, 2004, regarding HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund and HSBC New York Tax Free Money Market Fund. (23)

(d)(2)(iii) Investment Advisory Contract Supplement dated December 13, 2004, regarding HSBC U.S. Treasury Obligations Money Market Fund. (23)

(d)(2)(iv) Investment Advisory Contract Supplement dated December 13, 2004, regarding HSBC Tax-Free Money Market Fund. (23)

(d)(2)(v) Investment Advisory Contract Supplement dated June 12, 2007, regarding HSBC BRIC Equity Fund, HSBC China Equity Fund and HSBC India Equity Fund. (17)

(d)(2)(vi) Investment Advisory Contract Supplement dated December 14, 2009, regarding HSBC Emerging Markets Debt Fund. (25)

(d)(2)(vii) Investment Advisory Contract Supplement dated December 14, 2009, regarding HSBC Emerging Markets Local Debt Fund. (25)

(d)(2)(viii) Investment Advisory Contract Supplement dated February 28, 2011, regarding Risk Managed Fund. (35)

(d)(2)(ix) Investment Advisory Contract Supplement dated June 13, 2011, regarding HSBC Emerging Markets Equity Fund. (35)

(d)(2)(x) Investment Advisory Contract Supplement dated June 13, 2011, regarding HSBC Frontier Markets Fund. (35)

(d)(2)(xi) Investment Advisory Contract Supplements dated September 30, 2011, regarding Aggressive Strategy Fund and Conservative Strategy Fund. (35)

(d)(2)(xii) Investment Advisory Contract Supplements dated October 14, 2011, regarding Moderate Strategy Fund and Balanced Strategy Fund. (35)

(d)(2)(xiii) Investment Advisory Contract Supplement dated November 29, 2011 regarding HSBC RMB Currency Fund. (35)

(d)(2)(xiv) Investment Advisory Contract Supplement dated November 29, 2011, regarding HSBC Total Return Fund. (33)

(d)(2)(xv) Investment Advisory Contract Supplement dated December 16, 2011, regarding Income Strategy Fund. (35)

(d)(2)(xvi) Investment Advisory Contract Supplement dated December 16, 2011 regarding HSBC RMB Fixed Income Fund. (35)

(d)(2)(xvii)Form of Investment Advisory Contract Supplement dated March 11, 2014 regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (39)

(d)(3) Subadvisory Agreement, dated June 30, 2008, between Westfield Capital Management L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Opportunity Portfolio. (22)

(d)(4) Subadvisory Agreement, dated December 26, 2008, between Winslow Capital Management, LLC (formerly Winslow Capital Management, Inc.) and HSBC Global Asset Management (USA) Inc. regarding HSBC Growth Portfolio. (22)

(d)(5) Form of Sub-Advisory Agreement Between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited regarding HSBC China Equity Fund. (19)

(d)(6) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Singapore) Limited regarding HSBC India Equity Fund. (19)

(d)(7) Sub-Advisory Agreement, dated June 12, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France) regarding HSBC BRIC Equity Fund. (18)

(d)(8) Sub-Advisory Agreement, dated February 28, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (France), regarding Risk Managed Fund. (34)

(d)(9) Sub-Advisory Agreement, dated July 8, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (UK) Limited, regarding HSBC Frontier Markets Fund and HSBC Emerging Markets Equity Fund. (35)

(d)(10) Sub-Advisory Agreement, dated November 29, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC RMB Currency Fund. (34)

(d)(11) Sub-Advisory Agreement, dated December 16, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC RMB Fixed Income Fund. (34)

(d)(12) Form of Sub-Advisory Agreement, dated March 11, 2014, between HSBC Global Asset Management (USA) Inc. and HSBC Global Asset Management (Hong Kong) Limited, regarding HSBC Asia ex-Japan Smaller Companies Equity Fund. (39)

(e)(1) Form of Selling Agreement. (37)

(e)(2) Form of Dealer Agreement. (37)

(e)(3) Distribution Agreement, dated March 31, 2009, between HSBC Funds and Foreside Distribution Services, L.P. (24)

(f) Not applicable.

(g)(1)(i) Custodian Agreement, dated February 1, 2007, between HSBC Portfolios and The Northern Trust Company on behalf of the HSBC Funds. (15)

(g)(1)(ii) Amended Schedule B-1, dated February 28, 2012, to the Custodian Agreement between HSBC Portfolios and The Northern Trust Company on behalf of the HSBC Funds. (35)

(g)(2)(i) Custodian Agreement, dated November 1, 2006, between HSBC Funds and The Northern Trust Company on behalf of the various series of HSBC Funds. (15)

(g)(2)(ii) Amended Schedule B, dated February 28, 2012, to the Custodian Agreement between HSBC Funds and The Northern Trust Company on behalf of the various series of HSBC Funds. (35)

(h)(1) Service Agreement. (1)

(h)(2)(i) Amended and Restated Operational Support Services Agreement, dated December 16, 2008, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series, HSBC Prime Money Market Fund, HSBC U.S. Government Money Market Fund, HSBC U.S. Treasury Money Market Fund, HSBC U.S. Treasury Obligations Money Market Fund and HSBC Tax-Free Money Market Fund. (21)

(h)(2)(ii) Support Services Agreement, dated December 14, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series, HSBC Emerging Markets Debt Fund and HSBC Emerging Markets Local Debt Fund. (25)

(h)(2)(iii) Support Services Agreement, dated June 14, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Emerging Markets Equity Fund. (29)

(h)(2)(iv) Support Services Agreement, dated September 20, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Frontier Markets Fund. (30)

(h)(2)(v) Support Services Agreement, dated December 16, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC RMB Fixed Income Fund. (35)

(h)(2)(vi) Support Services Agreement, dated November 29, 2011, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Total Return Fund. (33)

(h)(2)(vii) Form of Support Services Agreement, dated March 11, 2014, between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Asia ex-Japan Smaller Companies Equity Fund. (39)

(h)(3)(i) Second Amended and Restated Master Services Agreement, dated January 1, 2009, among Citi Fund Services Ohio, Inc., HSBC Funds, HSBC Portfolios and HSBC Advisor Funds Trust. (22)

(h)(3)(ii) Amendment to the Second Amended and Restated Master Services Agreement, dated January 1, 2009. (22)

(h)(3)(iii) Amendment to the Second Amended and Restated Master Services Agreement, dated September 14, 2009. (23)

(h)(3)(iv) Amendment to the Second Amended and Restated Master Services Agreement, dated December 1, 2010. (27)

(h)(4)(i) Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, among Citi Fund Services Ohio Inc., Citi Fund Services (Cayman) Limited, HSBC Funds, HSBC Portfolios and HSBC Advisor Funds Trust. (23)

(h)(4)(ii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009. (23)

(h)(4)(iii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated December 1, 2010. (27)

(h)(4)(iv) Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (27)

(h)(4)(v) Amendment to the Amended and Restated Omnibus Fee Agreement, dated January 1, 2011. (35)

(h)(5)(i) Expense Limitation Agreement, effective March 1, 2014, for the HSBC Funds. (38)

(h)(5)(ii) Expense Limitation Agreement, effective March 1, 2014, for the HSBC Funds and HSBC Advisor Funds Trust. (38)

(h)(5)(iii) Form of Expense Limitation Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Funds on behalf of its series HSBC Asia ex-Japan Smaller Companies Equity Fund. (39)

(h)(6)(i) Administration Services Agreement, dated July 1, 2005, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (11)

(h)(6)(ii) Amendment to Administration Services Agreement, dated June 4, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Funds. (17)

(h)(7) Sub-Administration Services Agreement, dated January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. (22)

(h)(8) Amended and Restated Compliance Services Agreement, dated January 1, 2009, among HSBC Portfolios, HSBC Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (22)

(h)(9) Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, among HSBC Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (22)

(i) Not applicable.

(j)(1) Power of Attorney dated March 11, 2014. (39)

(k) Not applicable.

(l) Not applicable.

(m)(1) Amended and Restated Master Distribution Plan relating to Class A Shares, dated April 41, 2013. (38)

(m)(2) Amended and Restated Master Distribution Plan relating to Class B Shares, dated April 41, 2013. (38)

(m)(3) Amended and Restated Master Distribution Plan relating to Class C Shares, dated April 41, 2013. (38)

(m)(4) Amended and Restated Master Distribution Plan relating to Class D Shares, dated April 41, 2013. (38)

(n)(1) Amended and Restated Multiple Class Plan. (38)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Funds, HSBC Advisor Funds Trust, and HSBC Portfolios. (21)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc., HSBC Global Asset Management (Hong Kong) Limited, and HSBC Global Asset Management (Singapore) Limited. (13)

(p)(3) Amended Code of Ethics for Winslow Capital Management, LLC (formerly Winslow Capital Management, Inc.) (35)

(p)(4) Amended Code of Ethics for Citi Fund Services Ohio, Inc. (37)

(p)(5) Amended Code of Ethics for Westfield Capital Management Company, L.P. (35)

(p)(6) Code of Ethics for HSBC Global Asset Management (France). (20)

(p)(7) Code of Ethics for HSBC Global Asset Management (UK) Limited (28)

*            *            *            *            *            *            *            *            *            *            *            *

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File No. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 24, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(6) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 84 to the Registration Statement as filed with the SEC on December 15, 2003.

(8) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(9) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(10) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(12) Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on January 30, 2002.

(13) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(14) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(15) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(16) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(17) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(18) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

(19) Incorporated herein by reference from post-effective amendment No. 110 to the Registration Statement as filed with the SEC on March 28, 2008.

(20) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

(21) Incorporated herein by reference from post-effective amendment No. 112 to the Registration Statement as filed with the SEC on December 29, 2008.

(22) Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.

(23) Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009.

(24) Incorporated herein by reference from post-effective amendment No. 118 to the Registration Statement as filed with the SEC on December 16, 2009.

(25) Incorporated herein by reference from post-effective amendment No. 123 to the Registration Statement as filed with the SEC on March 1, 2010.

(26) Incorporated herein by reference from post-effective amendment No. 125 to the Registration Statement as filed with the SEC on January 7, 2011.

(27) Incorporated herein by reference from post-effective amendment No. 126 to the Registration Statement as filed with the SEC on February 14, 2011.

(28) Incorporated herein by reference from post-effective amendment No. 132 to the Registration Statement as filed with the SEC on April 20, 2011.

(29) Incorporated herein by reference from post-effective amendment No. 134 to the Registration Statement as filed with the SEC on July 5, 2011.

(30) Incorporated herein by reference from post-effective amendment No. 141 to the Registration Statement as filed with the SEC on October 24, 2011.

(31) Incorporated herein by reference from post-effective amendment No. 144 to the Registration Statement as filed with the SEC on January 6, 2012.

(32) Incorporated herein by reference from post-effective amendment No. 147 to the Registration Statement as filed with the SEC on January 27, 2012.

(33) Incorporated herein by reference from post-effective amendment No. 150 to the Registration Statements a filed with the SEC on February 15, 2012.

(34) To be filed by amendment.

(35) Incorporated herein by reference from post-effective amendment No. 152 to the Registration Statement as filed with the SEC on February 28, 2012.

(36) Incorporated herein by reference from post-effective amendment No. 155 to the Registration Statement as filed with the SEC on April 11, 2012.

(37) Incorporated herein by reference from post-effective amendment No. 161 to the Registration Statement as filed with the SEC on February 28, 2013.

(38) Incorporated herein by reference from post-effective amendment No. 163 to the Registration Statement as filed with the SEC on February 28, 2014.

(39) Incorporated herein by reference from post-effective amendment No. 165 to the Registration Statement as filed with the SEC on March 25, 2014.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-69413) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Winslow Capital Management, LLC (“Winslow”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Winslow in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-41316) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (France) (“HSBC France”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC France in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-72605) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Hong Kong) Limited (“HSBC Hong Kong”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Hong Kong in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (Singapore) Limited (“HSBC Singapore”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC Singapore in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-68275) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of HSBC Global Asset Management (UK) Limited (“HSBC UK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of HSBC UK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-29922) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 32.	Foreside Distribution Services, L.P.

Item 32(a)	Foreside Distribution Services, L.P. (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	HSBC Advisor Funds Trust
2.	HSBC Funds (f/k/a HSBC Investor Funds)
3.	IMS Funds, Series of Unified Series Trust
4.	Leader Funds, Series of Northern Lights Fund Trust
5.	Miles Funds, Inc. (f/k/a WB Capital Mutual Funds, Inc.)

Item 32(b)	The following are the Officers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100,	President	None
Portland, ME 04101

Richard J. Berthy	Three Canal Plaza, Suite 100,	Vice President and Treasurer	None
Portland, ME 04101

Jennifer E. Hoopes	Three Canal Plaza, Suite 100,	Secretary	None
Portland, ME 04101

Nanette K. Chern	Three Canal Plaza, Suite 100,	Vice President and Chief	None
	Portland, ME 04101	Compliance Officer

Lisa S. Clifford	Three Canal Plaza, Suite 100,	Vice President and Managing	None
	Portland, ME 04101	Director of Compliance

Nishant Bhatnagar	Three Canal Plaza, Suite 100,	Assistant Secretary	None
Portland, ME 04101

Item 32(c)            Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111; Winslow Capital Management, Inc., 4720 IDS Tower, 80 S. Eighth Street, Minneapolis, MN 55402; HSBC Global Asset Management (France), 4 Place De La Pyramide - La Defense 9, Immeuble Ile De France, Puteaux, 92800; HSBC Global Asset Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong, HSBC Global Asset Management (Singapore) Limited, 21 Collyer Quay, #15-02 HSBC Building, Singapore, 049320; HSBC Global Asset Management (UK) Limited, 78 St. James's Street, London, SW1A 1EJ.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-1A (File No. 033-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 25th day of July, 2014.

HSBC FUNDS

By:	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 25th day of July, 2014.

/s/ Richard A. Fabietti	/s/ Scott Rhodes
Richard A. Fabietti	Scott Rhodes
President	Treasurer

Alan S. Parsow*	Michael Seely*
Trustee	Trustee

Thomas F. Robards*	Susan S. Huang*
Trustee	Trustee

Marcia L. Beck*	Deborah Hazell*
Trustee	Trustee

Susan C. Gause*
Trustee

*/s/ Jennifer A. English
Jennifer A. English

* Jennifer A. English, as attorney-in-fact pursuant to powers of attorney incorporated herein by reference from post-effective amendment No. 165 to the Registration Statement as filed with the SEC on March 25, 2014.